Acquisition of 39PU (Details Textual) - USD ($)		12 Months Ended
	Oct. 02, 2019	Jun. 30, 2020
Acquisition of 39PU (Textual)
Acquisition of equity interest	51.00%
Contingent consideration, description	The Company completed the acquisition of 51% equity interest in 39Pu, which is engaged in the distribution of dark tea and based in Hunan Province, China. Under the terms of the purchase agreement, the consideration was comprised of cash consideration of $2.4 million and share consideration of 10,000,000 Ordinary Shares, at a per share price of $0.34. In addition, a contingent cash consideration of $0.6 million and a share consideration of $1.2 million will be delivered to the three shareholders according to the earn-out payment based on the financial performance of 39 Pu in its next fiscal years. On October 17 and 28, 2019, the Company paid the share consideration of 10,000,000 Ordinary Shares and the cash consideration of $2.4 million, respectively. Upon the close of the acquisition and as of June 30, 2020, the Company did not pay the contingent consideration due to 39Pu's financial performance for the three months ended December 31, 2019 not reaching the earn-out payment condition. In addition, due to the effects of COVID-19, the financial performance of 39Pu for the year ended June 30, 2020 did not meet the earn-out payment condition.
Exchange rate	$ 7.1489
Income from operations		$ 417,705
Comprehensive income (loss)		$ 32,301